INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets And Liabilities [Line Items]
Net operating loss carry forwards	$ 11,645	$ 11,425
Temporary differences related to R&D expenses	1,631	1,569
Temporary differences related to accrued employee costs	590	368
Deferred revenue and other	554	525
Total deferred tax asset before valuation allowance	14,420	13,887
Less - valuation allowance	(13,836)	(13,191)
Deferred tax asset	584	696
Deferred tax liability - Intangible assets and other	(171)	(717)
Deferred tax assets (liability), net	413	(21)
Total deferred tax liability, net	413	(21)
Domestic Tax Authority [Member]
Deferred Tax Assets And Liabilities [Line Items]
Total deferred tax liability, net
Foreign Tax Authority [Member]
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets (liability), net	148	33
Non-current deferred tax asset (liability), net	265	(54)
Total deferred tax liability, net	$ 413	$ (21)